SHARE-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Jan. 10, 2013	Dec. 31, 2011	Dec. 31, 2012 Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member]	Jan. 10, 2013 Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Scandic American Shipping Ltd. [Member]	Dec. 31, 2012 Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Non-Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Non-Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2012 Restricted Stock Awards [Member] Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees and Non Employees [Member] Stock Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)												2.00%
Common Stock, par value (in dollars per share)	$ 0.01		$ 0.01
Restricted shares issued to the Manager												112,245	4,612
Vesting requirement lifted for restricted shares		174,000				174,000
Restricted shares remaining in plan														391,500
Fair value of shares issued to manager (in dollars per share)												$ 13.73	$ 14.45
Acquisition of shares in percentage (in hundredths)							100.00%
Total compensation cost for the period				$ 1.30	$ 1.30										$ 0.06
Restricted shares authorized (in shares)					400,000
Individuals in management and Board members participating in incentive plan					23									21
Number of employees who had resigned	2
Shares held in treasury (in shares)														8,500
Share-based compensation arrangement shares cliff vesting period, first range (in years)					4Y
Share-based compensation arrangement shares authorized and issued, first range (in shares)					326,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)					5Y
Share-based compensation arrangement shares authorized and issued, second range (in shares)					74,000
Intrinsic value of restricted shares outstanding														5.1
Unrecognized compensation cost related to unvested restricted stock														$ 3.2
Weighted average period to recognize the unrecognized compensation cost (in years)														2.41
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)								163,000	0	237,000	0
Granted during the year (in shares)								0	163,000	0	237,000
Vested during the year (in shares)								0	0	0	0
Forfeited during the year (in shares)								0	0	(8,500)	0
Non-vested at end of period (in shares)								163,000	163,000	228,500	237,000
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)								$ 23.88	$ 0	$ 22.06	$ 0
Granted during the year (in dollars per share)								$ 0	$ 23.88	$ 0	$ 22.06
Vested during the year (in dollars per share)								$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)								$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)								$ 23.88	$ 23.88	$ 22.06	$ 22.06